Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Share Capital [Member]	Equity Reserves [Member]	Deficit [Member]	Accumulated Other Comprehensive Income[Member]	Total
Beginning balance, value at Feb. 28, 2022	[1]	$ 230,593,327	$ 43,959,936	$ (83,600,705)	$ (151,115)	$ 190,801,443
Balance at beginning, Shares at Feb. 28, 2022	[1]	204,280,109
Shares issued for exploration and evaluation assets		$ 10,084,000	0	0	0	10,084,000
Shares issued for exploration and evaluation assets, Shares		3,400,000
Share-based compensation		$ 0	12,563,183	0	0	12,563,183
Stock options exercised		$ 7,716,150	(3,132,758)	0	0	4,583,392
Stock options exercised, Shares		3,442,589
Warrants exercised		$ 13,518,001	(4,174,948)	0	0	9,343,053
Warrants exercised, Shares		2,966,282
Loss for the year		$ 0	0	(35,666,542)	0	(35,666,542)
Foreign currency translation adjustment		0	0	0	681,538	681,538
Ending balance, value at Feb. 28, 2023		$ 261,911,478	49,215,413	(119,267,247)	530,423	192,390,067
Balance at ending, Shares at Feb. 28, 2023		214,088,980
Share-based compensation		$ 0	15,993,679	0	0	15,993,679
Stock options exercised		$ 1,363,257	(561,349)	0	0	801,908
Stock options exercised, Shares		540,600
Restricted share units vested		$ 10,469,000	(10,469,000)			0
Restricted share units vested, Shares		2,900,000
Warrants exercised		$ 79,727	(33,706)	0	0	46,021
Warrants exercised, Shares		26,307
Loss for the year		$ 0	0	(39,904,090)	0	(39,904,090)
Foreign currency translation adjustment		0	0	0	20,860	20,860
Ending balance, value at Feb. 29, 2024		$ 273,823,462	$ 54,145,037	$ (159,171,337)	$ 551,283	$ 169,348,445
Balance at ending, Shares at Feb. 29, 2024		217,555,887

[1]	The opening balances of "Equity Reserves" and "Deficit" were changed to reflect the accounting policy change indicated in Note 3.